Income taxes - Summary of unrecognized tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2030-2043 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 464,761
Capital losses with no expiry | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	258,795	$ 229,146
2024-2028 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	182,444
2024-2030 | Romania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 6,811
2029-2042 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		448,935
2023-2027 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		177,188
2023-2029 | Romania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		$ 1,837